UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-02589
Investment Company Act File Number
Eaton Vance Series Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period
This Form N-Q/A amends Form N-Q of the registrant for the reporting period ended September 30, 2011 filed with the Securities and Exchange Commission on November 28, 2011. The purpose of the Amendment is to include the Portfolio of Investments for Tax-Managed Growth Portfolio.

Item 1. Schedule of Investments
Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance
Tax-Managed Growth Fund 1.0
September 30, 2011 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), a diversified series of Eaton Vance Series Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $550,383,825 and the Fund owned 7.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	969,567	$58,668,499
General Dynamics Corp.	473,021	26,910,165
Honeywell International, Inc.	290,022	12,734,866
Huntington Ingalls Industries, Inc.(1)	7,222	175,711
Lockheed Martin Corp.	19,800	1,438,272
Northrop Grumman Corp.	43,336	2,260,406
Precision Castparts Corp.	4,749	738,280
Raytheon Co.	53,403	2,182,581
Rockwell Collins, Inc.	166,153	8,766,232
Textron, Inc.	33,277	587,006
United Technologies Corp.	2,675,331	188,236,289

		$302,698,307

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	2,207	$151,113
FedEx Corp.	422,142	28,570,571
United Parcel Service, Inc., Class B	417,670	26,375,860

		$55,097,544

Auto Components — 0.3%
Johnson Controls, Inc.	748,121	$19,727,951

		$19,727,951

Automobiles — 0.0%(2)
Daimler AG	17,284	$766,545
Harley-Davidson, Inc.	800	27,464

		$794,009

Beverages — 5.8%
Brown-Forman Corp., Class A	35,140	$2,388,114
Brown-Forman Corp., Class B	131,607	9,230,915
Coca-Cola Co. (The)	2,677,888	180,918,113
Coca-Cola Enterprises, Inc.	31,501	783,745
Molson Coors Brewing Co., Class B	186,000	7,367,460
PepsiCo, Inc.	3,864,414	239,207,227

		$439,895,574

Biotechnology — 2.2%
Amgen, Inc.	2,822,186	$155,079,121
Biogen Idec, Inc.(1)	3,543	330,030
Gilead Sciences, Inc.(1)	246,207	9,552,832

		$164,961,983

Capital Markets — 3.3%
Ameriprise Financial, Inc.	289,681	$11,401,844
Bank of New York Mellon Corp. (The)	849,627	15,794,566
Charles Schwab Corp. (The)	718,360	8,095,917
E*TRADE Financial Corp.(1)	4,593	41,842
Franklin Resources, Inc.	539,468	51,594,720
Goldman Sachs Group, Inc. (The)	520,182	49,183,208
Legg Mason, Inc.	96,941	2,492,353
Morgan Stanley	2,553,652	34,474,302
Northern Trust Corp.	709,098	24,804,248
State Street Corp.	759,119	24,413,267
T. Rowe Price Group, Inc.	492,243	23,514,448

Security	Shares	Value
UBS AG(1)	29,488	$337,048
Waddell & Reed Financial, Inc., Class A	273,635	6,843,612

		$252,991,375

Chemicals — 1.4%
Air Products and Chemicals, Inc.	7,660	$584,994
Ashland, Inc.	30,391	1,341,459
Dow Chemical Co. (The)	152,627	3,428,003
E.I. Du Pont de Nemours & Co.	926,521	37,033,044
Ecolab, Inc.	483,814	23,653,667
Monsanto Co.	492,901	29,593,776
PPG Industries, Inc.	109,400	7,730,204
Sigma-Aldrich Corp.	30,427	1,880,084

		$105,245,231

Commercial Banks — 2.7%
Bank of Montreal	52,893	$2,954,074
BB&T Corp.	909,195	19,393,129
Comerica, Inc.	209,267	4,806,863
Fifth Third Bancorp	978,637	9,884,234
HSBC Holdings PLC	220,592	1,681,558
HSBC Holdings PLC ADR	35,973	1,368,413
KeyCorp	111,353	660,323
M&T Bank Corp.	17,293	1,208,781
PNC Financial Services Group, Inc.	131,464	6,335,250
Regions Financial Corp.	216,147	719,770
Royal Bank of Canada	148,562	6,792,255
Societe Generale	484,526	12,683,812
SunTrust Banks, Inc.	269,585	4,839,051
Synovus Financial Corp.	10,960	11,727
Toronto-Dominion Bank	17,915	1,271,069
Trustmark Corp.	102,713	1,864,241
U.S. Bancorp	2,649,647	62,372,691
Wells Fargo & Co.	2,604,951	62,831,418
Zions Bancorporation	38,805	545,986

		$202,224,645

Commercial Services & Supplies — 0.1%
Cintas Corp.	57,317	$1,612,900
Pitney Bowes, Inc.	15,870	298,356
Waste Management, Inc.	108,828	3,543,440

		$5,454,696

Communications Equipment — 2.9%
Cisco Systems, Inc.	2,774,691	$42,979,963
Juniper Networks, Inc.(1)	109,780	1,894,803
Motorola Mobility Holdings, Inc.(1)	44,378	1,676,601
Motorola Solutions, Inc.	50,718	2,125,084
Nokia Oyj ADR	192	1,087
QUALCOMM, Inc.	3,216,865	156,436,145
Telefonaktiebolaget LM Ericsson, Series B ADR	1,750,000	16,712,500

		$221,826,183

Computers & Peripherals — 3.8%
Apple, Inc.(1)	403,206	$153,694,063
Dell, Inc.(1)	3,911,409	55,346,437
EMC Corp.(1)	2,586,992	54,300,962
Hewlett-Packard Co.	305,973	6,869,094
Lexmark International, Inc., Class A(1)	9,624	260,137
NetApp, Inc.(1)	417,589	14,172,971

		$284,643,664

Security	Shares	Value
Construction Materials — 0.0%(2)
Vulcan Materials Co.	22,102	$609,131

		$609,131

Consumer Finance — 0.8%
American Express Co.	857,420	$38,498,158
Capital One Financial Corp.	80,225	3,179,317
Discover Financial Services	830,375	19,048,802
SLM Corp.	10,200	126,990

		$60,853,267

Distributors — 0.1%
Genuine Parts Co.	188,424	$9,571,939

		$9,571,939

Diversified Consumer Services — 0.0%(2)
Ascent Media Corp., Class A(1)	755	$29,687
H&R Block, Inc.	22,181	295,229

		$324,916

Diversified Financial Services — 1.7%
Bank of America Corp.	2,405,069	$14,719,022
CBOE Holdings, Inc.	40,000	978,800
Citigroup, Inc.	4,697	120,337
CME Group, Inc.	22,581	5,563,958
ING Groep NV ADR(1)	191,170	1,347,749
IntercontinentalExchange, Inc.(1)	13,162	1,556,538
JPMorgan Chase & Co.	3,201,063	96,416,018
Moody’s Corp.	179,602	5,468,881

		$126,171,303

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	345,624	$9,857,196
CenturyLink, Inc.	4,871	161,327
Deutsche Telekom AG ADR	50,092	587,579
Frontier Communications Corp.	33,312	203,536
Telefonos de Mexico SA de CV ADR	283,026	4,231,239
Verizon Communications, Inc.	380,097	13,987,570
Windstream Corp.	70,866	826,298

		$29,854,745

Electric Utilities — 0.1%
Duke Energy Corp.	47,340	$946,327
Exelon Corp.	9,202	392,097
Southern Co.	68,451	2,900,269

		$4,238,693

Electrical Equipment — 1.2%
Emerson Electric Co.	2,026,689	$83,722,523
Rockwell Automation, Inc.	125,000	7,000,000

		$90,722,523

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	2,468,521	$30,510,920
Flextronics International, Ltd.(1)	161,054	906,734
TE Connectivity, Ltd.	9,230	259,732

		$31,677,386

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	136,681	$6,309,195
Halliburton Co.	1,321,851	40,342,892

Security	Shares	Value
Schlumberger, Ltd.	1,334,018	$79,680,895
Transocean, Ltd.	75,667	3,612,343

		$129,945,325

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	873,262	$71,712,276
CVS Caremark Corp.	1,409,217	47,321,507
Kroger Co. (The)	35,843	787,112
Safeway, Inc.	114,827	1,909,573
Sysco Corp.	441,438	11,433,244
Wal-Mart Stores, Inc.	1,891,173	98,151,879
Walgreen Co.	222,463	7,316,808

		$238,632,399

Food Products — 3.3%
Archer-Daniels-Midland Co.	1,490,873	$36,988,559
Campbell Soup Co.	54,780	1,773,229
ConAgra Foods, Inc.	1,631	39,503
General Mills, Inc.	40,967	1,576,000
H.J. Heinz Co.	7,500	378,600
Hershey Co. (The)	504,252	29,871,888
Kraft Foods, Inc., Class A	198,757	6,674,260
McCormick & Co., Inc.	10,600	489,296
Nestle SA	2,750,000	151,394,872
Sara Lee Corp.	1,288,899	21,073,499
Unilever NV	4,636	145,988

		$250,405,694

Health Care Equipment & Supplies — 0.9%
Bard (C.R.), Inc.	25,000	$2,188,500
Baxter International, Inc.	218,222	12,250,983
Becton, Dickinson and Co.	63,708	4,671,071
Boston Scientific Corp.(1)	36,529	215,886
CareFusion Corp.(1)	108,138	2,589,905
Covidien PLC	191,003	8,423,232
Medtronic, Inc.	422,395	14,040,410
St. Jude Medical, Inc.	66,365	2,401,749
Stryker Corp.	131,368	6,191,374
Zimmer Holdings, Inc.(1)	225,425	12,060,238

		$65,033,348

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	473,884	$17,661,657
Cardinal Health, Inc.	186,462	7,809,029
CIGNA Corp.	58,467	2,452,106
Express Scripts, Inc.(1)	281,972	10,452,702
Henry Schein, Inc.(1)	197,287	12,233,767
McKesson Corp.	2,874	208,940
Medco Health Solutions, Inc.(1)	133,872	6,277,258
PharMerica Corp.(1)	10,313	147,166
UnitedHealth Group, Inc.	83,696	3,860,059
WellPoint, Inc.	53,673	3,503,773

		$64,606,457

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	533,768	$16,173,170
International Game Technology	459,500	6,676,535
Interval Leisure Group, Inc.(1)	5,349	71,249
Marriott International, Inc., Class A	401,544	10,938,059
McDonald’s Corp.	846,340	74,325,579

Security	Shares	Value
Starbucks Corp.	2,360,488	$88,022,597
Yum! Brands, Inc.	210,518	10,397,484

		$206,604,673

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$3,769,933
Leggett & Platt, Inc.	263,428	5,213,240
Newell Rubbermaid, Inc.	37,838	449,137

		$9,432,310

Household Products — 2.0%
Beam, Inc.(1)	117,078	$6,331,578
Clorox Co. (The)	7,570	502,118
Colgate-Palmolive Co.	587,310	52,082,651
Kimberly-Clark Corp.	520,234	36,941,816
Procter & Gamble Co.	871,572	55,065,919

		$150,924,082

Independent Power Producers & Energy Traders — 0.0%(2)
AES Corp. (The)(1)	93,180	$909,437

		$909,437

Industrial Conglomerates — 2.0%
3M Co.	842,360	$60,473,024
Danaher Corp.	42,602	1,786,728
General Electric Co.	5,547,015	84,536,509
Tyco International, Ltd.	22,764	927,633

		$147,723,894

Insurance — 2.7%
Aegon NV ADR(1)	5,088,862	$20,609,891
Aflac, Inc.	115,848	4,048,888
Allstate Corp. (The)	60,964	1,444,237
AON Corp.	25,900	1,087,282
Berkshire Hathaway, Inc., Class A(1)	623	66,536,400
Berkshire Hathaway, Inc., Class B(1)	939,715	66,757,354
Chubb Corp.	24,930	1,495,551
Cincinnati Financial Corp.	135,528	3,568,452
Hartford Financial Services Group, Inc.	10,762	173,699
Manulife Financial Corp.	65,344	740,348
Marsh & McLennan Cos., Inc.	24,256	643,754
Progressive Corp.	1,151,311	20,447,283
Torchmark Corp.	378,718	13,202,109
Travelers Companies, Inc. (The)	76,466	3,726,188

		$204,481,436

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	40,982	$8,861,538
HSN, Inc.(1)	1	33

		$8,861,571

Internet Software & Services — 2.0%
Akamai Technologies, Inc.(1)	200,000	$3,976,000
AOL, Inc.(1)	27,060	324,720
eBay, Inc.(1)	1,260,217	37,163,799
Google, Inc., Class A(1)	209,996	108,017,743
Google, Inc., Class A(1)(3)	3,500	1,800,030
IAC/InterActiveCorp(1)	13,368	528,705
VeriSign, Inc.	14,758	422,226

		$152,233,223

IT Services — 6.7%
Accenture PLC, Class A	2,738,000	$144,237,840
Automatic Data Processing, Inc.	1,314,993	62,001,920

Security	Shares	Value
Broadridge Financial Solutions, Inc.	10,202	$205,468
Fidelity National Information Services, Inc.	63,590	1,546,509
Fiserv, Inc.(1)	41,006	2,081,875
International Business Machines Corp.	1,556,380	272,413,191
Paychex, Inc.	756,046	19,936,933
Total System Services, Inc.	32,405	548,617
Western Union Co.	54,638	835,415

		$503,807,768

Leisure Equipment & Products — 0.0%(2)
Mattel, Inc.	22,565	$584,208

		$584,208

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(1)	445,580	$13,924,375
Thermo Fisher Scientific, Inc.(1)	18,700	946,968

		$14,871,343

Machinery — 3.3%
Caterpillar, Inc.	121,547	$8,975,031
Deere & Co.	2,623,301	169,386,546
Dover Corp.	370,952	17,286,363
Illinois Tool Works, Inc.	1,203,805	50,078,288
Parker Hannifin Corp.	30,763	1,942,068
WABCO Holdings, Inc.(1)	1,156	43,766

		$247,712,062

Media — 2.9%
CBS Corp., Class B	68,701	$1,400,126
Comcast Corp., Class A	201,884	4,219,375
Comcast Corp., Special Class A	1,732,498	35,845,384
DIRECTV, Class A(1)	20,703	874,702
Discovery Communications, Inc., Class A(1)	7,555	284,219
Discovery Communications, Inc., Class C(1)	7,555	265,558
Gannett Co., Inc.	5,643	53,778
Liberty Media Corp. - Capital, Class A(1)	5,175	342,171
Liberty Media Corp. - Starz, Series A(1)	3,022	192,078
McGraw-Hill Cos., Inc. (The)	86,290	3,537,890
News Corp., Class A	97	1,500
Omnicom Group, Inc.	112,077	4,128,917
Time Warner Cable, Inc.	94,401	5,916,111
Time Warner, Inc.	367,299	11,007,951
Viacom, Inc., Class B	49,155	1,904,265
Walt Disney Co. (The)	4,865,779	146,751,895
Washington Post Co., Class B	1,500	490,455
WPP PLC ADR	18,396	847,136

		$218,063,511

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$504,913
Freeport-McMoRan Copper & Gold, Inc.	450,000	13,702,500
Nucor Corp.	230,000	7,277,200

		$21,484,613

Multiline Retail — 0.9%
Sears Holdings Corp.(1)	410	$23,583
Target Corp.	1,335,328	65,484,485

		$65,508,068

Oil, Gas & Consumable Fuels — 7.3%
Anadarko Petroleum Corp.	1,155,968	$72,883,782
Apache Corp.	2,144,112	172,043,547
BP PLC ADR	192,668	6,949,535
Chevron Corp.	612,925	56,707,821

Security	Shares	Value
ConocoPhillips	345,197	$21,857,874
Devon Energy Corp.	568,727	31,530,225
Exxon Mobil Corp.	2,260,814	164,202,921
Hess Corp.	224,579	11,781,414
Marathon Oil Corp.	175,831	3,794,433
Marathon Petroleum Corp.	87,915	2,378,980
Murphy Oil Corp.	78,679	3,474,464
Royal Dutch Shell PLC ADR, Class A	76,110	4,682,287
Royal Dutch Shell PLC ADR, Class B	9,594	595,308
Spectra Energy Corp.	8,313	203,918
Williams Cos., Inc.	2,000	48,680

		$553,135,189

Paper & Forest Products — 0.0%(2)
Neenah Paper, Inc.	975	$13,825

		$13,825

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc. (The), Class A	13,035	$1,144,994

		$1,144,994

Pharmaceuticals — 9.0%
Abbott Laboratories	3,005,521	$153,702,344
Allergan, Inc.	146,962	12,106,730
Bristol-Myers Squibb Co.	1,500,706	47,092,154
Eli Lilly & Co.	1,448,664	53,557,108
GlaxoSmithKline PLC ADR	455,612	18,812,219
Hospira, Inc.(1)	18,399	680,763
Johnson & Johnson	2,571,552	163,833,578
Merck & Co., Inc.	1,198,508	39,203,197
Novo Nordisk A/S ADR	249,848	24,864,873
Pfizer, Inc.	6,024,802	106,518,499
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	62,227,597

		$682,599,062

Real Estate Investment Trusts (REITs) — 0.0%(2)
Weyerhaeuser Co.	11,615	$180,613

		$180,613

Road & Rail — 0.2%
Norfolk Southern Corp.	24,192	$1,476,196
Union Pacific Corp.	132,257	10,801,429

		$12,277,625

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	560,289	$17,509,031
Applied Materials, Inc.	1,065,614	11,029,105
Broadcom Corp., Class A(1)	897,422	29,875,178
Cypress Semiconductor Corp.(1)	52,742	789,548
Intel Corp.	9,341,078	199,245,194
KLA-Tencor Corp.	71,998	2,756,083
Linear Technology Corp.	123,388	3,411,678
Maxim Integrated Products, Inc.	223,099	5,204,900
NVIDIA Corp.(1)	284,500	3,556,250
Texas Instruments, Inc.	897,287	23,912,699
Xilinx, Inc.	23,107	634,056

		$297,923,722

Software — 4.0%
Activision Blizzard, Inc.	846,350	$10,071,565
Adobe Systems, Inc.(1)	409,776	9,904,286
CA, Inc.	45,408	881,369
Microsoft Corp.	3,213,430	79,982,273

Security	Shares	Value
Oracle Corp.	6,883,009	$197,817,679
Symantec Corp.(1)	163,117	2,658,807

		$301,315,979

Specialty Retail — 2.7%
Best Buy Co., Inc.	148,536	$3,460,889
Gap, Inc. (The)	89,138	1,447,601
Home Depot, Inc.	2,770,423	91,063,804
Limited Brands, Inc.	41,877	1,612,683
Lowe’s Companies, Inc.	655,831	12,683,772
Staples, Inc.	186,233	2,476,899
TJX Companies, Inc. (The)	1,701,405	94,376,935

		$207,122,583

Textiles, Apparel & Luxury Goods — 3.6%
Coach, Inc.	10,800	$559,764
Hanesbrands, Inc.(1)	198,422	4,962,534
NIKE, Inc., Class B	3,058,444	261,527,547
VF Corp.	12,000	1,458,240

		$268,508,085

Thrifts & Mortgage Finance — 0.0%(2)
Tree.com, Inc.(1)	13,436	$67,180

		$67,180

Tobacco — 0.3%
Altria Group, Inc.	164,973	$4,422,926
Philip Morris International, Inc.	254,705	15,888,498

		$20,311,424

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,346,880
Sprint Nextel Corp.(1)	135,160	410,886
Vodafone Group PLC ADR	182,074	4,670,198

		$6,427,964

Total Common Stocks (identified cost $5,944,269,873)		$7,462,438,732

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Commercial Banks — 0.0%(2)
Wells Fargo & Co.	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(2)

Security	Shares	Value
Pharmaceuticals — 0.0%(2)
Sanofi SA, Exp. 12/31/20(1)	6,984	$7,403

Total Rights (identified cost $16,440)		$7,403

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	$54,067	$54,067,388

Total Short-Term Investments (identified cost $54,067,388)		$54,067,388

Total Investments — 99.6% (identified cost $5,998,358,630)		$7,516,513,523

Other Assets, Less Liabilities — 0.4%		$33,391,581

Net Assets — 100.0%		$7,549,905,104

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $1,800,030 or 0.02% of the Portfolio’s net assets.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $75,893.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,983,589,350

Gross unrealized appreciation	$5,542,170,514
Gross unrealized depreciation	(9,246,341)

Net unrealized appreciation	$5,532,924,173

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,015,103,824	$—		$—	$1,015,103,824
Consumer Staples	949,919,295	151,394,872		—	1,101,314,167
Energy	683,080,514	—		—	683,080,514
Financials	832,604,449	14,365,370		—	846,969,819
Health Care	992,072,193	—		—	992,072,193
Industrials	861,686,651	—		—	861,686,651
Information Technology	1,791,627,895	1,800,030		—	1,793,427,925
Materials	127,352,800	—		—	127,352,800
Telecommunication Services	36,282,709	—		—	36,282,709
Utilities	5,148,130	—		—	5,148,130

Total Common Stocks	$7,294,878,460	$167,560,272	*	$—	$7,462,438,732

Preferred Stocks	0	—		—	0
Rights	7,403	—		—	7,403
Short-Term Investments	—	54,067,388		—	54,067,388

Total Investments	$7,294,885,863	$221,627,660		$—	$7,516,513,523

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust
By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: November 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 24, 2011